Annual Total Returns - Government Portfolio [BarChart] - 03.31 FIMM Funds Select Combo PRO-09 - Government Portfolio - Select Class	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.20%
Annual Return 2017	0.70%
Annual Return 2018	1.67%
Annual Return 2019	2.04%
Annual Return 2020	0.32%